The Eaton Vance Special Investment Trust
For the Stock Portfolio

[LOGO]

Annual Shareholder Report
December 31, 1996

INVESTMENT ADVISER OF
STOCK PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV STOCK PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AND DIVIDEND
DISBURSING AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

                     -----------------------------------
                                 STOCK PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1996
----------------------------------------------------------------------------
                                 COMMON STOCKS -- 84.7%
----------------------------------------------------------------------------
SHARES       SECURITY                                            VALUE
----------------------------------------------------------------------------
             AEROSPACE - 3.0%
 35,000      Boeing Co.                                         $  3,723,125
                                                                ------------
             BANKS - 5.2%
 30,000      Bank of Boston Corp.                               $  1,927,500
 30,332      Citicorp                                              3,124,196
 26,766      Fleet Financial Group, Inc.                           1,334,954
                                                                ------------
                                                                $  6,386,650
                                                                ------------
             BASIC MATERIALS - 0.8%
 80,000      J & L Specialty Steel, Inc.                        $    910,000
                                                                ------------
             BROADCASTING - 0.4%
 25,000      Comcast Corp., Class A                             $    445,313
                                                                ------------
             BUSINESS PRODUCTS & SERVICES - 9.2%
 65,000      Automatic Data Procesing, Inc.                     $  2,786,875
 40,000      Corning, Inc.                                         1,850,000
 60,000      Crown Cork & Seal, Inc.                               3,262,500
 20,000      Electronic Data Systems Corp.                           865,000
 30,000      Potash Corp.                                          2,550,000
                                                                ------------
                                                                $ 11,314,375
                                                                ------------
             COMPUTER & BUSINESS EQUIPMENT - 2.1%
 50,000      Xerox Corp.                                        $  2,631,250
                                                                ------------
             CONSUMER NON-DURABLES - 12.0%
 76,063      Conagra, Inc.                                      $  3,784,134
 35,000      Duracell International, Inc.                          2,445,625
 65,000      Eastman Kodak Co.                                     5,216,250
 70,000      Pepsico, Inc.                                         2,047,500
 12,100      Procter & Gamble Co.                                  1,300,750
                                                                ------------
                                                                $ 14,794,259
                                                                ------------
             ENERGY - 4.3%
 10,000      Exxon Corp.                                        $    980,000
 40,000      Occidental Petroleum Corp.                              935,000
 70,000      Triton Energy Ltd.*                                   3,395,000
                                                                ------------
                                                                $  5,310,000
                                                                ------------
             FINANCE & INSURANCE - 12.5%
 60,540      Allstate Corp.                                     $  3,503,753
 25,000      American International Group                          2,706,250
 75,000      Federal National Mortgage Association                 2,793,750
 20,000      Marsh & McLennan Cos., Inc.                           2,080,000
 30,000      MGIC Investment Corp.                                 2,280,000
 30,000      Progressive Corp.                                     2,021,250
                                                                ------------
                                                                $ 15,385,003
                                                                ------------
             HEALTHCARE - 10.4%
 25,000      Astra AB, A Shares, ADR                            $  1,225,000
 30,000      Astra AB, B Shares, ADR                               1,445,511
 55,000      Baxter International, Inc.                            2,255,000
 30,000      Johnson & Johnson Co.                                 1,492,500
 20,000      Lilly (Eli) & Co.                                     1,460,000
 10,000      Pfizer, Inc.                                            828,750
 30,000      Pharmacia & Upjohn, Inc.                              1,188,750
 90,000      Vencor, Inc.*                                         2,846,250
                                                                ------------
                                                                $ 12,741,761
                                                                ------------
             HOUSING - 1.5%
 60,000      Newell Co.                                         $  1,890,000
                                                                ------------
             LODGING & GAMING - 1.7%
 70,000      Promus Hotel Corp.*                                $  2,073,750
                                                                ------------
             PAPER & FOREST PRODUCTS - 1.6%
 50,000      Rayonier, Inc.                                     $  1,918,750
                                                                ------------
             PUBLISHING - 2.3%
 60,000      McGraw-Hill, Inc.                                  $  2,767,500
                                                                ------------
             REITS - 6.8%
 30,000      Beacon Properties Corp.                            $  1,098,750
 11,000      Cali Realty Corp.                                       339,625
 20,000      Equity Residential Properties Trust                     825,000
 25,000      Highwood Properties, Inc.                               843,750
 40,000      Nationwide Health Properties, Inc.                      970,000
 20,000      Post Properties, Inc.                                   805,000
 18,000      Redwood Trust, Inc.                                     670,500
 25,000      ROC Communities, Inc.                                   693,750
 20,000      Storage USA, Inc.                                       752,500
 25,000      Sun Communities, Inc.                                   862,500
 14,200      Trinet Corporate Realty Trust, Inc.                     504,100
                                                                ------------
                                                                $  8,365,475
                                                                ------------
             RETAIL - 4.6%
 65,000      CVS Corp.                                          $  2,689,375
 60,000      The Home Depot, Inc.                                  3,007,500
                                                                ------------
                                                                $  5,696,875
                                                                ------------
             SEMICONDUCTORS - 3.7%
 35,000      Intel Corp.                                        $  4,582,812
                                                                ------------
             TELECOMMUNICATIONS EQUIPMENT - 2.6%
 55,000      Nokia Corp., ADR                                   $  3,169,375
                                                                ------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST, $79,726,807)                   $104,106,273
                                                                ------------

----------------------------------------------------------------------------
                           CONVERTIBLE PREFERRED STOCKS - 5.6%
----------------------------------------------------------------------------
140,000      Freeport McMoRan Copper & Gold, 5s                 $  3,885,000
 15,000      Frontier Financing Trust, 6.25s*                        768,750
 10,000      Tejas Gas Corp., 5.25s                                  597,500
 10,000      Valero Energy Corp., 6.25s                              577,500
 25,000      Sun America, Inc., 3.188s                             1,056,250
                                                                ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
               (IDENTIFIED COST, $5,716,186)                    $  6,885,000
                                                                ------------

----------------------------------------------------------------------------
                                CONVERTIBLE BONDS - 3.5%
----------------------------------------------------------------------------
FACE AMOUNT
(000'S OMITTED)
----------------------------------------------------------------------------
 $2,920      INCO Ltd., 5.75s, 7/1/04                           $  3,533,200
    840      Scandinavian Broadcasting System,
             7.25s, 8/1/05                                           789,600
                                                                ------------
             TOTAL CONVERTIBLE BONDS
               (IDENTIFIED COST, $4,055,000)                    $  4,322,800
                                                                ------------

----------------------------------------------------------------------------
                                  CORPORATE BOND - 0.0%
----------------------------------------------------------------------------
 $   50      H. P. Hood & Son, 7.50s, 2/1/01                    $     39,400
                                                                ------------
             TOTAL CORPORATE BOND
               (IDENTIFIED COST, $50,000)                       $     39,400
                                                                ------------

----------------------------------------------------------------------------
                              SHORT TERM INVESTMENTS - 5.7%
----------------------------------------------------------------------------
FACE AMOUNT
(000'S OMITTED)   SECURITY                                      VALUE
----------------------------------------------------------------------------
 $3,951      Associates Corp. of North America,
             6.5s, 1/2/97                                       $  3,950,287
  3,023      General Electric Capital Co., 6s, 1/2/97              3,022,496
                                                                ------------
             TOTAL SHORT TERM INVESTMENTS
               AT AMORTIZED COST                                $  6,972,783
                                                                ------------
             TOTAL INVESTMENTS - 99.5%
               (IDENTIFIED COST, $96,520,776)                   $122,326,256
             OTHER ASSETS, LESS LIABILITIES - 0.5%                   636,892
                                                                ------------
             NET ASSETS - 100%                                  $122,963,148
                                                                ============
*Non-income producing security.
REIT -- Real Estate Investment Trust
ADR -- American Depository Receipt


    The accompanying notes are an integral part of the financial statements

                                      -----------------------------------
                                                STOCK PORTFOLIO
                                              FINANCIAL STATEMENTS

                                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------
                                               December 31, 1996
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost, $96,520,776)                                  $122,326,256
  Cash                                                                                                   1,519
  Receivable for investments sold                                                                      641,278
  Interest receivable                                                                                  110,888
  Dividends receivable                                                                                 231,896
  Deferred organization expenses (Note 1D)                                                               8,461
  Tax reclaim receivable                                                                                21,656
                                                                                                  ------------
      Total assets                                                                                $123,341,954
LIABILITIES:
  Payable for investments purchased                                                 $120,500
  Written options, at value (premium received $61,335)                               243,125
  Payable to affiliate --
    Trustees fees                                                                      2,065
  Accrued expenses                                                                    13,116
                                                                                    --------
      Total liabilities                                                                                378,806
                                                                                                  ------------
NET ASSETS applicable to investors' interest in Portfolio                                         $122,963,148
                                                                                                  ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals                                         $ 97,339,457
  Unrealized appreciation of investments and written options
    (computed on the basis of identified cost)                                                      25,623,691
                                                                                                  ------------
      Total net assets                                                                            $122,963,148
                                                                                                  ============


    The accompanying notes are an integral part of the financial statements

                                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------
                                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                                                      $   346,215
    Dividends (net of withholding tax of $8,319)                                                    2,692,262
                                                                                                  -----------
      Total income                                                                                  3,038,477
  Expenses --
    Investment adviser fee (Note 3)                                             $   706,803
    Compensation of Trustees, not members of the Investment Adviser's
      organization (Note 3)                                                           9,090
    Custodian fee                                                                    79,008
    Legal and accounting services                                                    28,096
    Amortization of organizational expenses (Note 1D)                                 3,258
                                                                                -----------
        Total expenses                                                                            $   826,255
                                                                                                  -----------
          Net investment income                                                                     2,212,222

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain (identified cost basis) --
    Investment transactions                                                     $14,593,864
    Written option transactions                                                     122,298
                                                                                -----------
      Net realized gain on investment transactions                                                $14,716,162
  Change in unrealized appreciation of investments and written options                              4,346,638
                                                                                                  -----------
        Net realized and unrealized gain on investments                                           $19,062,800
                                                                                                  -----------
          Net increase in net assets resulting from operations                                    $21,275,022
                                                                                                  ===========


    The accompanying notes are an integral part of the financial statements

                                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                               -------------------------------
                                                                                 1996               1995
                                                                               ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                                      $  2,212,222       $  2,228,398
    Net realized gain on investment transactions                                 14,716,162         10,222,803
    Change in unrealized appreciation of investments                              4,346,638         14,953,494
                                                                               ------------       ------------
      Net increase in net assets resulting from operations                     $ 21,275,022       $ 27,404,695
                                                                               ------------       ------------
  Capital transactions --
    Contributions                                                              $  9,663,514       $ 13,753,042
    Withdrawals                                                                 (15,692,663)       (18,959,497)
                                                                               ------------       ------------
      Net decrease in net assets resulting from capital transactions           $ (6,029,149)      $ (5,206,455)
                                                                               ------------       ------------
        Net increase in net assets                                             $ 15,245,873       $ 22,198,240
NET ASSETS:
  At beginning of year                                                          107,717,275         85,519,035
                                                                               ------------       ------------
  At end of year                                                               $122,963,148       $107,717,275
                                                                               ============       ============

--------------------------------------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                                1996               1995              1994*
                                                           ------------        ------------       ------------
RATIOS (to average daily net assets):
  Expenses                                                      0.73%             0.75%            0.73%+
  Net investment income                                         1.96%             2.30%            2.45%+
PORTFOLIO TURNOVER                                               114%              108%              28%
AVERAGE COMMISSION RATE PAID(1)                               $0.0579               --               --

  +Computed on an annualized basis.
  *For the period from the start of business, August 1, 1994, to December 31, 1994.
(1)For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commissions rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.



    The accompanying notes are an integral part of the financial statements

                     -----------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Stock Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS -- Investments in securities traded on a national securities exchange or in the NASDAQ National Market are valued on the basis of the last reported sales prices on the last business day of the period. If no sale is reported on that date, a security is valued, if quoted on such a day, at not lower than the old bid price nor higher than the asked prices. Prices on such exchanges will not be used for valuing debt securities if in the Trustees judgment, some other valuation method more accurately reflects the fair market value of such a security. Securities for which over-the-counter market quotations are readily available are valued on the basis of the mean between the last bid and asked prices. Short-term securities are valued at amortized cost, which approximates market value. All other securities and assets are appraised to reflect their fair value as determined in good faith by the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. EXPENSE REDUCTION -- The Portfolio has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. OTHER -- Investment transactions are accounted for on a trade date basis.

F. WRITTEN OPTIONS -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as a writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

G. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $124,512,639 and $131,656,035, respectively.

--------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1996, the fee amounted to $706,803. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks, adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

--------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1996, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                               $96,450,080
                                                                 ===========
    Gross unrealized appreciation                                $26,380,933
    Gross unrealized depreciation                                    504,757
                                                                 -----------
      Net unrealized appreciation                                $25,876,176
                                                                 ===========

--------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance-sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1996 is as follows:

Written Option Transactions
Transactions in written options for the year ended December 31, 1996 were as follows:

                                             NUMBER
                                          OF CONTRACTS
                                         (000'S OMITTED)        PREMIUMS
                                         ---------------        --------

Outstanding, beginning of year                 --                  --
  Options written                              500              $184,960
  Options exercised                           (300)              (32,750)
  Options expired                             (100)              (90,875)
                                               ---              --------
Outstanding, end of year                       100              $ 61,335
                                               ===              ========

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND INVESTORS OF
STOCK PORTFOLIO:


We have audited the accompanying statement of assets and liabilities of Stock Portfolio, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the supplementary data for each of the two years then ended and for the period from August 1, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Stock Portfolio, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the supplementary data for each of the two years then ended and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.



                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 31, 1997

                    INVESTMENT MANAGEMENT FOR STOCK PORTFOLIO

                  --------------------------------------------------------
STOCK PORTFOLIO   OFFICERS               TRUSTEES
24 Federal Street
Boston, MA 02110  JAMES B. HAWKES        DONALD R. DWIGHT
                  President, Trustee     President, Dwight  Partners, Inc.
                                         Chairman, Newspapers of
                  DUNCAN W. RICHARDSON   New England, Inc.
                  Vice President and
                  Portfolio Manager      SAMUEL L. HAYES, III
                                         Jacob H. Schiff Professor of
                  JAMES L. O'CONNOR      Investment Banking, Harvard
                  Treasurer              University Graduate School of
                                         Business Administration
                  THOMAS OTIS
                  Secretary              NORTON H. REAMER
                                         President, United Asset
                                         Management Corporation

                                         JOHN L. THORNDIKE
                                         Director, Fiduciary
                                         Company Incorporated

                                         JACK L. TREYNOR
                                         Investment Adviser and
                                         Consultant